EARNINGS/(LOSS) PER SHARE - Narrative (Details)		1 Months Ended			3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2022 $ / shares shares	Oct. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Feb. 28, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 21, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Oct. 10, 2022 $ / shares	Aug. 31, 2022 $ / shares
Earnings per share [line items]
Share conversion		5	5
Nominal value paid per share (in dollars per share) | $ / shares	$ 0.50	$ 0.10	$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.10	$ 0.10	$ 0.50		$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.1
Shares repurchased and cancelled (in shares)	1,281,000			256,000		1,765,000	17,559,000	33,507,000	(17,815,000)		1,897,000	17,815,000
Shares repurchased, post consolidation (in shares)										3,563,000			6,701,000
Shares repurchased (in shares)					1,281,000								33,507,000
Conditional awards (in shares)											2,000,000	8,000,000	14,000,000
Conditional awards, post share consolidation (in shares)												31,000,000
Number of instruments that are antidilutive in period presented (in shares)											810,000	0	485,000
Long Term Incentive Plan
Earnings per share [line items]
Conditional awards (in shares)											1,761,000	7,839,000	14,175,000
Conditional awards, post share consolidation (in shares)												1,568,000	(2,835,000)